Borrowings	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
Borrowings

11. Borrowings

New Senior Secured Credit Facilities

On February 11, 2020, in connection with the Exchange Offer Transactions (as discussed in Note 1) and using funds contributed by RPI Intermediate FT and the Legacy Investors Partnerships, RPIFT repaid its outstanding debt and accrued interest, and terminated all outstanding interest rate swaps. RPI Intermediate FT, as borrower, entered into a term loan credit agreement (the “Credit Agreement”) with Bank of America, N.A., as administrative agent, the lenders party thereto from time to time and the other parties thereto. The new senior secured credit facilities contained in the Credit Agreement consist of a term loan A (“Tranche A-1”) and term loan B (“Tranche B-1”) in the amounts of $3.20 billion and $2.84 billion, respectively. Tranche A-1 has an interest rate of 1.50% above LIBOR and matures in February 2025. Tranche B-1 has an interest rate of 1.75% above LIBOR and matures in February 2027.

The Credit Agreement contains covenants that, among other things, restrict our ability to make certain distributions, incur additional debt, engage in certain asset sales, mergers, acquisitions or similar transactions, create liens on assets, engage in certain transactions with affiliates or make investments. The Credit Agreement also contains customary events of default. We may voluntarily prepay in whole or in part the outstanding principal amounts of term loans under our Credit Agreement at any time prior to the maturity dates, with certain voluntary prepayments that may be subject to a customary prepayment premium governed by the Credit Agreement.

Financial Covenants

The Credit Agreement contains financial covenants requiring us to maintain (i) a Consolidated Leverage Ratio at or below 4.00 to 1.00 (or at or below 4.50 to 1:00 following a Qualifying Material Acquisition) of Consolidated Funded Debt to Consolidated EBITDA (each as defined and calculated with the ratio level calculated with further adjustments as set forth in the Credit Agreement) and (ii) a Consolidated Coverage Ratio at or above 2.50 to 1.00 of Consolidated EBITDA minus Consolidated Capital Expenditures to Consolidated Charges (each as defined and calculated with further adjustments as set forth in the Credit Agreement). RPI Intermediate FT was in compliance with these covenants at June 30, 2020.

Our borrowings at June 30, 2020 and December 31, 2019 consisted of the following:

(in thousands)	Maturity	Spread over LIBOR (1)	June 30, 2020	December 31, 2019
New RPI Intermediate FT Senior Secured Credit Facilities:
Term Loan A Facility
Tranche A-1	2/2025	150 bps	$3,120,000	$—
Term Loan B Facility
Tranche B-1	2/2027	175 bps	2,825,800	—
RPIFT Senior Secured Credit Facilities:
Term Loan B Facility
Tranche B-6	3/2023	200 bps	—	4,123,000
Term Loan A Facility
Tranche A-4	5/2022	150 bps	—	2,150,000
Loan issuance costs			(3,929)	(1,691)
Original issue discount			(30,023)	(33,187)

Total value of senior secured debt (2)			5,911,848	6,238,122

Less: Current portion of long-term debt			(182,226)	(281,984)

Total long-term debt			$5,729,622	$5,956,138

(1)	Borrowings under our senior secured credit facilities bear interest at a rate equal to LIBOR plus an applicable margin.
(2)	The carrying value of our long term debt, including the current portion, approximates its fair value.

Amortization of Term Loans

As of June 30, 2020, we are required to repay the term loans under the Credit Agreement over the next five years and thereafter as follows:

(in thousands)	Term loan amortization
Year	Tranche A-1	Tranche B-1	Total
Remainder of 2020	$80,000	$14,200	$94,200
2021	160,000	28,400	188,400
2022	160,000	28,400	188,400
2023	160,000	28,400	188,400
2024	160,000	28,400	188,400
Thereafter	2,400,000	2,698,000	5,098,000

Total (1)	$3,120,000	$2,825,800	$5,945,800

(1)	Excludes discount on long-term debt of $30.0 million and loan issuance costs of $3.9 million, which are amortized through interest expense over the life of the underlying debt obligations.

RPIFT Senior Secured Credit Facilities (the “Old Credit Facility”)

The Old Credit Facility was repaid in full in February 2020 in connection with the Exchange Offer. As of December 31, 2019, RPIFT’s Loan Facility included two term loans, Term Loan A and Term Loan B. Tranche A-4 required annual amortization of 5.9% per year and tranche B-6 required annual amortization of 3.2% per year. The Old Credit Facility was secured by a grant by RPIFT of a security interest in substantially all of its personal property and a grant by RPCT of a security interest in RPIFT’s share (80%) of all amounts on deposit in the Collection Trust Account.

The Old Credit Facility contained the following covenants measured quarterly: (i) maximum total leverage ratio of 4:00 to 1:00; (ii) debt coverage ratio of greater than 3.50 to 1.00. RPIFT was in compliance with these covenants at December 31, 2019.

11. Borrowings

RPIFT’s borrowings at December 31, 2019 and 2018 consisted of the following:

(In thousands)	Maturity	Spread over LIBOR (1)	As of December 31,
			2019	2018
RPIFT Senior Secured Credit Facilities:
Term Loan B Facility
Tranche B-6	3/2023	200 bps	$4,123,000	$4,267,000
Term Loan A Facility
Tranche A-4	5/2022	150 bps	2,150,000	2,300,000
Loan issuance costs			(1,691)	(2,284)
Original issue discount			(33,187)	(45,384)

Total carrying value of senior secured debt(2)			6,238,122	6,519,332

Less: Current portion of long-term debt			(281,984)	(281,436)

Total long-term debt			$5,956,138	$6,237,896

(1)	Borrowings under RPIFT’s senior secured credit facilities bear interest at a rate equal to LIBOR plus an applicable margin.
(2)	The carrying value of our long term debt, including the current portion, approximates its fair value.

RPIFT Senior Secured Credit Facilities (the “Credit Facility”)

As of December 31, 2019 and 2018, RPIFT’s Credit Facility consisted of two term loans, Term Loan A and Term Loan B. Tranche A-4 requires annual amortization of 5.9% per year and tranche B-6 requires annual amortization of 3.2% per year. Principal and interest payments are made quarterly. The Credit Facility is secured by a grant of a security interest in substantially all of RPIFT’s personal property and a grant by RPCT of a security interest in RPIFT’s share (80%) of all amounts on deposit in the Collection Trust Account.

In connection with our acquisition of the Tysabri royalty asset in March 2017, RPIFT issued an incremental $1.1 billion of debt under tranche B-6 of its Senior Secured Term Loan B. RPIFT also agreed to refinance $3.4 billion of its outstanding tranche B-5 to reduce its cost and extend its duration, which funded in April 2017.

In May 2017, RPIFT repaid the outstanding balance of tranche A-2 of $2.5 billion through the issuance of $2.5 billion in new senior secured debt consisting of a new term loan tranche, A-3. The May 2017 refinancing of tranche A-2 reduced the spread from 225 basis points to 175 basis points and extended the maturity by one year.

In May of 2018, RPIFT repaid the $2.4 billion outstanding balance of term loan tranche A-3 through the issuance of $2.4 billion in senior secured debt consisting of a new tranche, A-4 (the “2018 Refinancing”). The 2018 Refinancing of tranche A-3 reduced the spread from 175 basis points to 150 basis points and extended the maturity by six months.

The covenants contained in the Credit Facility and measured quarterly included the following: (i) maximum total leverage ratio of 4:00 to 1:00; (ii) debt coverage ratio of greater than 3.50 to 1.00. RPIFT was in compliance with these covenants at December 31, 2019 and 2018.

New Senior Secured Credit Facilities

On February 11, 2020, in connection with the Exchange Offer Transactions (as discussed in Note 1) and using funds contributed RPI Intermediate FT and the Legacy Investors Partnerships, RPIFT repaid its outstanding debt and accrued interest, and terminated all outstanding interest rate swaps. RPI Intermediate FT, as borrower, entered into a term loan credit agreement (the “Credit Agreement”) with Bank of America, N.A., as administrative agent, the lenders party thereto from time to time and the other parties thereto. The new senior secured credit facilities contained in the Credit Agreement consist of a term loan A (“Tranche A-1”) and term loan B (“Tranche B-1”) in the amounts of $3.20 billion and $2.84 billion, respectively. Tranche A-1 has an interest rate of 1.50% above LIBOR and matures in February 2025. Tranche B-1 has an interest rate of 1.75% above LIBOR matures in February 2027.

The Credit Agreement contains covenants that, among other things, restrict our ability to make certain distributions, incur additional debt, engage in certain asset sales, mergers, acquisitions or similar transactions, create liens on assets, engage in certain transactions with affiliates or make investments. The Credit Agreement also contains customary events of default. We may voluntarily prepay in whole or in part the outstanding principal amounts of term loans under our Credit Agreement at any time prior to the maturity dates, with certain voluntary prepayments that may be subject to a customary prepayment premium governed by the Credit Agreement.

Financial Covenants

The Credit Agreement contains financial covenants requiring us to maintain (i) a Consolidated Leverage Ratio at or below 4.00 to 1.00 (or at or below 4.50 to 1:00 following a Qualifying Material Acquisition) of Consolidated Funded Debt to Consolidated EBITDA (each as defined and calculated with the ratio level calculated with further adjustments as set forth in the Credit Agreement) and (ii) a Consolidated Coverage Ratio at or above 2.50 to 1.00 of Consolidated EBITDA minus Consolidated Capital Expenditures to Consolidated Charges (each as defined and calculated with further adjustments as set forth in the Credit Agreement).

Amortization of Term Loans

As of February 2020, we are required to repay the term loans under RPI Intermediate FT’s new senior secured credit facilities over the next five years and thereafter as follows:

(in thousands)	Term loan amortization
Year	Tranche A-1	Tranche B-1	Total
2020	$160,000	$28,400	$188,400
2021	160,000	28,400	188,400
2022	160,000	28,400	188,400
2023	160,000	28,400	188,400
2024	160,000	28,400	188,400
Thereafter	2,400,000	2,698,000	5,098,000

Total (1)	$3,200,000	$2,840,000	$6,040,000

(1)	Excludes discount on long-term debt of $32.6 million and loan issuance costs of $4.1 million, which are amortized through interest expense over the life of the underlying debt obligations.